INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets
Cost	$ 28,138
Less: Accumulated amortization	(16,997)
Net book value	11,141
Current	2,570	$ 5,552
Non-current	8,571	$ 8,315
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets
Cost	18,900
Less: Accumulated amortization	(14,127)
Net book value	4,773
Current	0
Non-current	4,773
Assembled Workforce
Finite-Lived Intangible Assets
Cost	4,600
Less: Accumulated amortization	(920)
Net book value	3,680
Current	920
Non-current	2,760
Customer Relationships
Finite-Lived Intangible Assets
Cost	3,600
Less: Accumulated amortization	(1,950)
Net book value	1,650
Current	1,650
Non-current	0
Others
Finite-Lived Intangible Assets
Cost	1,038
Less: Accumulated amortization	0
Net book value	1,038
Current	0
Non-current	$ 1,038